CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net Income/(Loss)	$ (1,267,235)	$ (859,326)	$ (1,846,392)	$ (856,315)	$ (983,121)	$ (1,987,122)
Adjustments to reconcile net loss to net cash
Depreciation and amortization			1,098	(219)	878	5,100
Warrants issued for services			1,148,857	422,300	402,100	608,836
Change in fair value on derivative liability			71,058	141,839	9,484	85,325
Loan origination fees			68,888	0	35,400	0
Changes in operating assets and liabilities
Accounts receivable			(9,106)		27,547	(120,066)
Inventory			354,503	33,148	138,838	459,717
Cost in acquisition of Hyperion/OP&M			(65,617)	88,877
Right of use asset, net			(100,623)	0
Deposits			0	(16,890)	(16,890)	0
Notes receivable			(34,500)	0
Accounts payable			21,011	76,874	54,048	(27,569)
Accrued liabilities			(65,883)	0	35,291	50,210
Accrued interest payable			18,555	(51,479)	8,337	10,671
Accrued interest payable - related party			0	1,633	(14,118)	13,600
Lease liability - current			56,139	2,913
Lease liability - long-term			47,409	0
Net Cash used in Operating Activities			(403,493)	(157,319)	(352,578)	(901,298)
Cost in acquisition of Hyperion/OP&M					(53,015)	0
Gain on sale of asset			0	(2,643)	2,643	0
Cash Flows from Investing Activities
Purchase of fixed assets			0	(7,987)	(7,987)	0
Gain on sale of asset			0	2,643	(2,643)	0
Cash flows provided by (used in) Investing Activities			0	(5,344)	(7,987)	(96,004)
Trademarks					0	(96,004)
Cash Flows from Financing Activities
Proceeds from issuance of common stock			0	(65,617)	(11,386)	995,199
Proceeds from issuance of convertible debt			350,000	539,000	323,600	165,000
Payments for repayment of convertible debt			(110,535)	(203,413)
Proceeds from issuance of noted payable			431,000	0	380,000	0
Payments for repayment of notes payable			(309,011)	0	(124,630)	0
Payments for repayment of noted payable - related party			0	(170,000)
Loan origination fees			68,888	0	35,400	0
Net Cash provided by Financing Activities			430,342	99,970	204,119	1,160,199
Payments for repayment of convertible debt					(193,465)	0
Payments for repayment of notes payable - related party					(170,000)	0
Increase (decrease) in cash			26,850	(62,693)	(156,447)	162,897
Cash at beginning of period			65,651	222,098	222,098	59,201	$ 59,201
Cash at end of period	$ 92,501	$ 159,405	$ 92,501	$ 159,405	65,651	222,098	$ 65,651
Supplemental disclosures of non-cash investing and financing Activities
Fair value of derivative and warrant liabilities from issuance of convertible note					$ 102,011	$ 92,527